Derivatives (Details 4) (Fair value hedge [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair value hedge included in the Consolidated Balance Sheets
Fair value	$ (22)
Interest rate swaps related to brokered deposits [Member]
Fair value hedge included in the Consolidated Balance Sheets
Notional Amount	(5,000)
Fair value	$ (22)